EQUITY (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended									3 Months Ended			12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Oct. 31, 2011	Sep. 30, 2011	Aug. 31, 2011	Jul. 31, 2011	Jun. 30, 2011	May 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2011
Class of Stock
Common stock repurchased (in shares)	5,308,179	16,027,642	0	24,259,071	7,333,568	11,326,556	5,354,419	6,882,130	4,582,299	40,286,713	24,014,543	11,464,429	75,765,585
Average Price Paid Per Share	$ 4.93	$ 4.60	$ 0.00	$ 4.31	$ 4.63	$ 5.02	$ 6.16	$ 6.17	$ 6.44	$ 4.42	$ 5.15	$ 6.28	$ 4.94
Maximum Dollar Value of Shares That May Yet Be Purchased Under the Program		$ 26	$ 100	$ 100	$ 204	$ 238	$ 295	$ 328	$ 370	$ 26	$ 204	$ 328
Amount of common stock authorized to be repurchased									400
Shares repurchased, amount	$ 26												$ 374
Share repurchase program expiration date													09-May-12
Publicly Announced Program
Class of Stock
Common stock repurchased (in shares)		16,027,642		24,259,071	7,333,568	11,326,556	5,354,419	6,882,130	4,582,299	40,286,713	24,014,543	11,464,429	75,765,585